Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securities available for sale	$ 119,968	$ 50,358
US Treasury Securities and Obligations of US Government Corporations and Agencies [Member]
Securities available for sale	31,222	7,042
Municipal Notes [Member]
Securities available for sale	23,134	13,609
Corporate Securities [Member]
Securities available for sale	1,561	1,097
Equity Securities [Member]
Securities available for sale	5	7
Mortgage Backed Securities [Member]
Securities available for sale	64,046	28,603
Carrying Value [Member]
Securities available for sale	119,968	50,358
Fair Value [Member]
Securities available for sale	119,968	50,358
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale
Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale	119,968	50,358
Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale
Recurring [Member] | Fair Value [Member]
Securities available for sale	119,968	50,358
Recurring [Member] | Fair Value [Member] | US Treasury Securities and Obligations of US Government Corporations and Agencies [Member]
Securities available for sale	31,223	7,042
Recurring [Member] | Fair Value [Member] | Municipal Notes [Member]
Securities available for sale	23,133	13,609
Recurring [Member] | Fair Value [Member] | Corporate Securities [Member]
Securities available for sale	1,561	1,097
Recurring [Member] | Fair Value [Member] | Equity Securities [Member]
Securities available for sale	5	7
Recurring [Member] | Fair Value [Member] | Mortgage Backed Securities [Member]
Securities available for sale	64,046	28,603
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale	5	7
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Treasury Securities and Obligations of US Government Corporations and Agencies [Member]
Securities available for sale
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal Notes [Member]
Securities available for sale
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Securities [Member]
Securities available for sale
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Securities available for sale	5	7
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage Backed Securities [Member]
Securities available for sale
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale	119,963	50,351
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | US Treasury Securities and Obligations of US Government Corporations and Agencies [Member]
Securities available for sale	31,223	7,042
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Municipal Notes [Member]
Securities available for sale	23,133	13,609
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate Securities [Member]
Securities available for sale	1,561	1,097
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Securities available for sale
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Mortgage Backed Securities [Member]
Securities available for sale	64,046	28,603
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | US Treasury Securities and Obligations of US Government Corporations and Agencies [Member]
Securities available for sale
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Municipal Notes [Member]
Securities available for sale
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Securities available for sale
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Mortgage Backed Securities [Member]
Securities available for sale